1604(b)(5) De-SPAC, Material Financing Transactions	Jan. 13, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, on August 5, 2025, EQV and Presidio entered into Subscription Agreements with the PIPE Investors (and may enter into, before the Closing, additional agreements with additional PIPE Investors on the same forms, as applicable) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and EQV and Presidio have agreed to issue and sell to the PIPE Investors, an aggregate of 8,750,000 shares of Presidio Class A Common Stock following the Domestication for a purchase price of $10.00 per share, on the terms and subject to the conditions set forth therein. Each Subscription Agreement contains customary representations and warranties of EQV and Presidio, on the one hand, and the PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the Business Combination immediately following the consummation of the PIPE Financing.

The potential dilutive impact of the PIPE Financing is described further below in the section of this proxy statement/prospectus entitled “Summary — Ownership of Presidio Upon Closing and Dilution to Non-Redeeming Shareholders.” Presidio expects to use the net proceeds from the PIPE Financing for working capital and for general corporate purposes.

The foregoing description is qualified in its entirety by reference to the form of Subscription Agreement, which is attached hereto as Annex N.

Preferred Financing

Concurrently with the execution of the Business Combination Agreement, on August 5, 2025, EQV, Presidio and PIH entered into the Securities Purchase Agreement with the Preferred Investors, pursuant to which and subject to the satisfaction of the closing conditions contained therein, immediately prior to or substantially concurrently with the Closing, the Preferred Investors will purchase in a private placement from Presidio an aggregate of 125,000 Preferred Shares and 937,500 Preferred Investor Warrants for a cash purchase price of $123,750,000 (net of all applicable original issue discounts). The Preferred Shares will have the rights, preferences, and privileges set forth in Presidio’s Certificate of Designation and certain holders of the Preferred Shares will have certain rights pursuant to the Preferred Stockholders’ Agreement.

At the closing of the Preferred Financing, each Preferred Investor will receive Preferred Shares and Preferred Investor Warrants to purchase a specified number of shares of Presidio Class A Common Stock, as set forth in the Securities Purchase Agreement. In addition, Presidio will enter into a Preferred Stockholders’ Agreement with certain Preferred Investors. The Preferred Investor Warrants will have an exercise price of $0.01, subject to adjustment as provided therein, and may be exercised for cash or on a cashless basis. The Preferred Investor Warrants will become exercisable in two tranches, with 50% exercisable six months following the Closing and 50% exercisable 12 months following the Closing, and have a term of exercise equal to five years from the applicable exercise date, as provided further in the Preferred Investor Warrants. Presidio shall use commercially reasonable efforts to file a resale registration statement within 45 days following the Closing to register the Presidio Class A Common Stock underlying the Preferred Investor Warrants, subject to certain conditions.

The Securities Purchase Agreement contains customary representations and warranties by EQV, PIH, and the Preferred Investors, including with respect to organization, authority, enforceability, compliance with laws, absence of conflicts, and the validity of the Preferred Shares and Preferred Investor Warrants to be issued. In addition, subject to certain conditions, so long as any Preferred Shares remain outstanding, Presidio’s Certificate of Designation will provide holders of a majority of the then issued and outstanding Preferred Shares the right to elect one Series A Director (as defined therein) and, in certain circumstances, two additional Preferred Stock Directors (as defined therein).

The potential dilutive impact of the Preferred Financing is described further below in the section of this proxy statement/prospectus entitled “Summary — Ownership of Presidio Upon Closing and Dilution to Non-Redeeming Shareholders.” Presidio expects to use the net proceeds from the Preferred Financing for working capital and for general corporate purposes.

The foregoing description is qualified in its entirety by reference to Securities Purchase Agreement, which is attached hereto as Annex O.

De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]	Concurrently with the execution of the Business Combination Agreement, on August 5, 2025, EQV, Presidio and PIH entered into the Securities Purchase Agreement with the Preferred Investors, pursuant to which and subject to the satisfaction of the closing conditions contained therein, immediately prior to or substantially concurrently with the Closing, the Preferred Investors will purchase in a private placement from Presidio an aggregate of 125,000 Preferred Shares and 937,500 Preferred Investor Warrants for a cash purchase price of $123,750,000 (net of all applicable original issue discounts).
De-SPAC, Material Financing Transactions, Dilutive Impact [Text Block]

The Securities Purchase Agreement contains customary representations and warranties by EQV, PIH, and the Preferred Investors, including with respect to organization, authority, enforceability, compliance with laws, absence of conflicts, and the validity of the Preferred Shares and Preferred Investor Warrants to be issued. In addition, subject to certain conditions, so long as any Preferred Shares remain outstanding, Presidio’s Certificate of Designation will provide holders of a majority of the then issued and outstanding Preferred Shares the right to elect one Series A Director (as defined therein) and, in certain circumstances, two additional Preferred Stock Directors (as defined therein).